JPMorgan Trust II

270 Park Avenue

New York, NY 10017

March 5, 2012

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the JPMorgan International Equity Index Fund (the “Fund”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 148 (Amendment No. 149 under the 1940 Act) filed electronically on February 27, 2011.

If you have any questions please call me at (212) 648-0472.

Very truly yours,
/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

cc: Vincent J. DiStefano